Short-Term Investments (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Marketable Securities
a.	The following is a summary of marketable securities which are classified as available-for-sale:

	March 31,
	2013			2012
	Amortized cost	Unrealized gain	Market value	Amortized cost	Unrealized gain	Market value
Available-for-sale: Government debentures	$3,134	$49	$3,183	$7,810	$25	$7,835

Estimated Fair Value of Available-for-sale Investments by Contractual Maturity
b.	The estimated fair value of available-for-sale investments as of March 31, 2013 and 2012 by contractual maturity, are as follows:

	March 31,
	2013		2012
	Cost	Market Value	Cost	Market Value
Available-for-sale government debentures:
Matures in one year	$—	$—	$4,913	$4,913
Matures in more than five years	3,076	3,183	2,848	2,922

	$3,076	$3,183	$7,761	$7,835